UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Export and Multinational Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2021

% of fund's net assets
Apple, Inc.	9.6
Microsoft Corp.	9.4
Alphabet, Inc. Class A	8.3
Amazon.com, Inc.	5.2
Facebook, Inc. Class A	3.2
UnitedHealth Group, Inc.	2.1
Visa, Inc. Class A	2.0
JPMorgan Chase & Co.	1.9
MasterCard, Inc. Class A	1.9
The Home Depot, Inc.	1.8
45.4

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	36.9
Communication Services	14.1
Health Care	12.7
Consumer Discretionary	12.0
Financials	9.4

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 2.8%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.1%
Entertainment - 2.5%
Activision Blizzard, Inc.	119,000	$11,378
Electronic Arts, Inc.	63,300	8,480
Take-Two Interactive Software, Inc. (a)	45,900	8,467
		28,325
Interactive Media & Services - 11.6%
Alphabet, Inc. Class A (a)	46,000	93,008
Bumble, Inc.	5,700	384
Facebook, Inc. Class A (a)	139,000	35,809
		129,201

TOTAL COMMUNICATION SERVICES		157,526

CONSUMER DISCRETIONARY - 12.0%
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A (b)	3,800	784
Household Durables - 1.1%
Lennar Corp. Class A	140,000	11,616
Tempur Sealy International, Inc.	28,110	939
		12,555
Internet & Direct Marketing Retail - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,000	1,902
Amazon.com, Inc. (a)	18,700	57,838
eBay, Inc.	107,200	6,048
Etsy, Inc. (a)	3,400	749
JD.com, Inc. sponsored ADR (a)	11,100	1,042
		67,579
Multiline Retail - 1.1%
Dollar General Corp.	65,000	12,284
Specialty Retail - 3.1%
AutoZone, Inc. (a)	1,100	1,276
Best Buy Co., Inc.	16,700	1,676
Lowe's Companies, Inc.	65,800	10,512
The Home Depot, Inc.	78,000	20,151
TJX Companies, Inc.	9,000	594
Tractor Supply Co.	5,000	795
		35,004
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	48,700	6,564

TOTAL CONSUMER DISCRETIONARY		134,770

CONSUMER STAPLES - 5.9%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	300	309
PepsiCo, Inc.	55,099	7,118
		7,427
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	44,000	14,564
Walmart, Inc.	112,000	14,551
		29,115
Household Products - 1.5%
Procter & Gamble Co.	133,200	16,454
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	44,100	12,606

TOTAL CONSUMER STAPLES		65,602

FINANCIALS - 9.4%
Banks - 1.9%
JPMorgan Chase & Co.	144,000	21,192
Capital Markets - 5.2%
Ameriprise Financial, Inc.	8,510	1,883
BlackRock, Inc. Class A	5,000	3,473
MarketAxess Holdings, Inc.	5,800	3,224
Moody's Corp.	21,600	5,938
Morgan Stanley	149,000	11,454
MSCI, Inc.	38,000	15,752
Nordnet AB	38,300	690
Raymond James Financial, Inc.	25,700	3,000
S&P Global, Inc.	39,700	13,076
		58,490
Consumer Finance - 1.5%
Capital One Financial Corp.	66,700	8,017
Discover Financial Services	70,700	6,651
Synchrony Financial	62,800	2,429
		17,097
Insurance - 0.8%
Progressive Corp.	97,000	8,337

TOTAL FINANCIALS		105,116

HEALTH CARE - 12.7%
Biotechnology - 1.7%
AbbVie, Inc.	75,600	8,145
Regeneron Pharmaceuticals, Inc. (a)	18,800	8,471
Vertex Pharmaceuticals, Inc. (a)	12,000	2,551
		19,167
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	88,600	10,613
Danaher Corp.	83,000	18,233
DexCom, Inc. (a)	3,600	1,432
Edwards Lifesciences Corp. (a)	79,100	6,573
Hologic, Inc. (a)	50,682	3,654
IDEXX Laboratories, Inc. (a)	2,200	1,144
Intuitive Surgical, Inc. (a)	9,300	6,852
Masimo Corp. (a)	7,817	1,960
ResMed, Inc.	32,990	6,360
West Pharmaceutical Services, Inc.	8,500	2,386
		59,207
Health Care Providers & Services - 3.2%
Cigna Corp.	25,400	5,331
Laboratory Corp. of America Holdings (a)	31,400	7,533
UnitedHealth Group, Inc.	70,000	23,255
		36,119
Life Sciences Tools & Services - 1.6%
Charles River Laboratories International, Inc. (a)	4,100	1,173
Joinn Laboratories China Co. Ltd. (H Shares) (c)	3,600	64
PerkinElmer, Inc.	15,300	1,929
Sartorius Stedim Biotech	2,646	1,156
Thermo Fisher Scientific, Inc.	30,000	13,502
		17,824
Pharmaceuticals - 0.9%
Eli Lilly & Co.	6,400	1,311
Royalty Pharma PLC	21,800	1,015
Zoetis, Inc. Class A	45,000	6,986
		9,312

TOTAL HEALTH CARE		141,629

INDUSTRIALS - 4.5%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	12,290	1,117
United Parcel Service, Inc. Class B	3,376	533
		1,650
Airlines - 0.4%
Southwest Airlines Co.	77,678	4,515
Building Products - 1.6%
Carrier Global Corp.	135,500	4,950
Fortune Brands Home & Security, Inc.	65,000	5,404
The AZEK Co., Inc.	16,000	706
Trane Technologies PLC	41,600	6,375
		17,435
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	15,000	1,637
Electrical Equipment - 0.5%
AMETEK, Inc.	12,700	1,498
Generac Holdings, Inc. (a)	1,800	593
Rockwell Automation, Inc.	12,000	2,919
		5,010
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	17,600	6,646
Machinery - 0.7%
Cummins, Inc.	12,900	3,266
Otis Worldwide Corp.	70,000	4,460
		7,726
Professional Services - 0.2%
Verisk Analytics, Inc.	11,400	1,868
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc.	15,900	3,415

TOTAL INDUSTRIALS		49,902

INFORMATION TECHNOLOGY - 36.9%
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	90,000	11,311
Keysight Technologies, Inc. (a)	13,000	1,840
		13,151
IT Services - 6.9%
Accenture PLC Class A	42,600	10,688
Affirm Holdings, Inc. (b)	2,900	270
Booz Allen Hamilton Holding Corp. Class A	29,000	2,237
EPAM Systems, Inc. (a)	9,300	3,475
MasterCard, Inc. Class A	59,800	21,160
PayPal Holdings, Inc. (a)	63,200	16,423
Snowflake Computing, Inc.	3,600	934
Visa, Inc. Class A	104,300	22,152
		77,339
Semiconductors & Semiconductor Equipment - 6.1%
ASML Holding NV	17,500	9,924
Broadcom, Inc.	26,400	12,405
Enphase Energy, Inc. (a)	3,700	651
KLA Corp.	33,000	10,271
Lam Research Corp.	28,000	15,881
Monolithic Power Systems, Inc.	2,300	861
NVIDIA Corp.	19,600	10,752
Qorvo, Inc. (a)	7,200	1,258
Skyworks Solutions, Inc.	15,000	2,667
SolarEdge Technologies, Inc. (a)	3,700	1,104
Texas Instruments, Inc.	14,000	2,412
		68,186
Software - 13.1%
Adobe, Inc. (a)	40,600	18,663
ANSYS, Inc. (a)	10,100	3,444
C3.Ai, Inc. (b)	1,300	146
Cadence Design Systems, Inc. (a)	30,000	4,233
Duck Creek Technologies, Inc. (a)(b)	1,400	66
Fortinet, Inc. (a)	46,700	7,885
Microsoft Corp.	453,000	105,268
Paycom Software, Inc. (a)	2,300	861
Qualtrics International, Inc.	5,700	217
Salesforce.com, Inc. (a)	13,200	2,858
Synopsys, Inc. (a)	9,600	2,354
		145,995
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	884,000	107,192

TOTAL INFORMATION TECHNOLOGY		411,863

MATERIALS - 0.8%
Chemicals - 0.8%
Sherwin-Williams Co.	13,200	8,980
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	51,400	11,109
Prologis (REIT), Inc.	17,600	1,744
SBA Communications Corp. Class A	10,600	2,704
		15,557
UTILITIES - 1.5%
Electric Utilities - 1.5%
NextEra Energy, Inc.	231,600	17,018
TOTAL COMMON STOCKS
(Cost $944,685)		1,107,963

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.07% (d)	13,648,995	13,652
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	1,029,797	1,030
TOTAL MONEY MARKET FUNDS
(Cost $14,682)		14,682
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $959,367)		1,122,645
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,452)
NET ASSETS - 100%		$1,117,193

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8
Fidelity Securities Lending Cash Central Fund	2
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$157,526	$157,526	$--	$--
Consumer Discretionary	134,770	134,770	--	--
Consumer Staples	65,602	65,602	--	--
Financials	105,116	105,116	--	--
Health Care	141,629	141,629	--	--
Industrials	49,902	49,902	--	--
Information Technology	411,863	411,863	--	--
Materials	8,980	8,980	--	--
Real Estate	15,557	15,557	--	--
Utilities	17,018	17,018	--	--
Money Market Funds	14,682	14,682	--	--
Total Investments in Securities:	$1,122,645	$1,122,645	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,076) — See accompanying schedule: Unaffiliated issuers (cost $944,685)	$1,107,963
Fidelity Central Funds (cost $14,682)	14,682
Total Investment in Securities (cost $959,367)		$1,122,645
Receivable for investments sold		1,140
Receivable for fund shares sold		69
Dividends receivable		772
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		1
Other receivables		150
Total assets		1,124,778
Liabilities
Payable for investments purchased	$5,217
Payable for fund shares redeemed	608
Accrued management fee	517
Other affiliated payables	175
Other payables and accrued expenses	38
Collateral on securities loaned	1,030
Total liabilities		7,585
Net Assets		$1,117,193
Net Assets consist of:
Paid in capital		$1,042,183
Total accumulated earnings (loss)		75,010
Net Assets		$1,117,193
Net Asset Value and Maximum Offering Price
Export and Multinational:
Net Asset Value, offering price and redemption price per share ($1,041,352 ÷ 52,801 shares)		$19.72
Class K:
Net Asset Value, offering price and redemption price per share ($75,841 ÷ 3,856 shares)		$19.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$5,981
Income from Fidelity Central Funds (including $2 from security lending)		10
Total income		5,991
Expenses
Management fee	$3,204
Transfer agent fees	895
Accounting fees	195
Custodian fees and expenses	11
Independent trustees' fees and expenses	3
Registration fees	14
Audit	33
Legal	4
Miscellaneous	4
Total expenses before reductions	4,363
Expense reductions	(260)
Total expenses after reductions		4,103
Net investment income (loss)		1,888
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,798
Fidelity Central Funds	5
Foreign currency transactions	(2)
Total net realized gain (loss)		23,801
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	11,968
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		11,969
Net gain (loss)		35,770
Net increase (decrease) in net assets resulting from operations		$37,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,888	$24,570
Net realized gain (loss)	23,801	(99,531)
Change in net unrealized appreciation (depreciation)	11,969	108,201
Net increase (decrease) in net assets resulting from operations	37,658	33,240
Distributions to shareholders	(15,709)	(89,727)
Share transactions - net increase (decrease)	(242,851)	(177,060)
Total increase (decrease) in net assets	(220,902)	(233,547)
Net Assets
Beginning of period	1,338,095	1,571,642
End of period	$1,117,193	$1,338,095

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Export and Multinational Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.35	$19.87	$23.28	$22.84	$21.52	$21.18
Income from Investment Operations
Net investment income (loss)A	.03	.32	.35B	.32	.21	.29
Net realized and unrealized gain (loss)	.57	.30	(.95)	2.96	2.39	1.38C
Total from investment operations	.60	.62	(.60)	3.28	2.60	1.67
Distributions from net investment income	(.23)	(.34)	(.33)	(.24)	(.26)	(.20)
Distributions from net realized gain	–	(.80)	(2.48)	(2.60)	(1.02)	(1.13)
Total distributions	(.23)	(1.14)	(2.81)	(2.84)	(1.28)	(1.33)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.72	$19.35	$19.87	$23.28	$22.84	$21.52
Total ReturnE,F	3.17%	3.08%	(2.83)%	15.71%	12.85%	8.23%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.74%	.74%	.74%	.76%	.77%
Expenses net of fee waivers, if any	.73%I	.74%	.74%	.74%	.76%	.77%
Expenses net of all reductions	.69%I	.73%	.73%	.74%	.75%	.76%
Net investment income (loss)	.30%I	1.66%	1.71%B	1.42%	.96%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$1,041	$1,115	$1,298	$1,513	$1,488	$1,760
Portfolio turnover rateJ	32%I	137%	90%	99%	109%	147%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .1.44%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 8.13%

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Export and Multinational Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$19.83	$23.25	$22.81	$21.50	$21.16
Income from Investment Operations
Net investment income (loss)A	.04	.34	.37B	.34	.24	.31
Net realized and unrealized gain (loss)	.58	.31	(.95)	2.97	2.38	1.39C
Total from investment operations	.62	.65	(.58)	3.31	2.62	1.70
Distributions from net investment income	(.26)	(.36)	(.36)	(.27)	(.29)	(.23)
Distributions from net realized gain	–	(.80)	(2.48)	(2.60)	(1.02)	(1.13)
Total distributions	(.26)	(1.17)D	(2.84)	(2.87)	(1.31)	(1.36)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$19.67	$19.31	$19.83	$23.25	$22.81	$21.50
Total ReturnF,G	3.25%	3.21%	(2.75)%	15.89%	12.96%	8.39%C
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.62%	.63%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.61%J	.62%	.63%	.63%	.64%	.64%
Expenses net of all reductions	.57%J	.62%	.62%	.62%	.63%	.63%
Net investment income (loss)	.42%J	1.77%	1.83%B	1.54%	1.09%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$76	$223	$274	$348	$159	$233
Portfolio turnover rateK	32%J	137%	90%	99%	109%	147%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 8.29%

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective January 1, 2021, the Fund is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$172,084
Gross unrealized depreciation	(8,866)
Net unrealized appreciation (depreciation)	$163,218
Tax cost	$959,427

The Fund elected to defer to its next fiscal year approximately $112,569 of capital losses recognized during the period November 1, 2019 to August 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Export and Multinational Fund	186,987	426,496

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Export and Multinational	$864.16
Class K	31.04
	$895

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Export and Multinational Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Export and Multinational Fund	$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Export and Multinational Fund	10,006	20,516

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Export and Multinational Fund	$1

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Export and Multinational Fund	$–(a)	$–(a)	$–

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $258 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Export and Multinational	$13,132	$73,770
Class K	2,577	15,957
Total	$15,709	$89,727

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Export and Multinational
Shares sold	557	2,321	$10,654	$44,601
Reinvestment of distributions	653	3,526	12,318	69,409
Shares redeemed	(6,031)	(13,555)	(116,568)	(252,039)
Net increase (decrease)	(4,821)	(7,708)	$(93,596)	$(138,029)
Class K
Shares sold	638	4,282	$12,238	$79,064
Reinvestment of distributions	137	813	2,577	15,957
Shares redeemed	(8,476)	(7,332)	(164,070)	(134,052)
Net increase (decrease)	(7,701)	(2,237)	$(149,255)	$(39,031)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

13. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective on or about April 16, 2021. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Export and Multinational Fund
Export and Multinational	.73%
Actual		$1,000.00	$1,031.70	$3.68
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class K	.61%
Actual		$1,000.00	$1,032.50	$3.07
Hypothetical-C		$1,000.00	$1,021.77	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Export & Multinational Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EXF-SANN-0421
1.701149.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021